CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	100,000,000	100,000,000
Common stock shares issued	43,802,147	35,166,551	24,804,874
Common stock shares outstanding	43,802,147	35,166,551	24,804,874
Convertible Preferred Stock Series C [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,785,715	1,785,715	1,785,715
Preferred stock shares issued	1,785,715	1,785,715	1,785,715
Preferred stock shares outstanding	1,785,715	1,785,715	1,785,715
Series D Convertible Preferred Stock [Member]
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	1,016,014	1,016,014	1,016,014
Preferred stock shares issued	1,016,004	1,016,004	1,016,004
Preferred stock shares outstanding	1,016,004	1,016,004	1,016,004